SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Rates of Depreciation
%

Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards
	2014	2013	2012

Dividend yield	0%	0%	0%
Expected volatility	70%-74%	74%	80-100%
Risk-free interest	0.6%-0.8%	0.3%-0.6%	0.3-0.4%
Expected life (in years)	2.81	2.81	1.5-5.5